Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen California High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen California Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Connecticut Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Massachusetts Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen New Jersey Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.